Accumulated Other Comprehensive Income - Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Foreign currency translation adjustment	$ 74,112	$ 80,656	$ 124,230
Gain/(loss) on cash flow hedges	3,687	5,756	(8,103)
Accumulated other comprehensive income, net of tax	$ 77,799	$ 86,412	$ 116,127